REORGANIZATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF UNAUDITED PRO FORMA FINANCIAL INFORMATION

	Unaudited Historical	Unaudited Pro-forma with tax accrual
	June 30, 2024	June 30, 2024
Assets
Total assets	$7,066,021	$7,066,021

Liabilities and Stockholders’ Equity
Liabilities:
Corporate taxes payable	41,000	41,000
Related party loans	17,134	2,059,134
Total liabilities	1,846,623	3,888,623

Stockholders’ Equity
Common stock	3,000	3,000
Additional paid in capital	5,410,007	5,410,007
Retained earnings (deficit)	(193,609)	(2,235,609)
Total Stockholders’ Equity	5,219,398	3,177,398
Total Liabilities and Stockholders’ Equity	$7,066,021	$7,066,021

	Actual	Unaudited Pro forma C Corp with tax accrual	Actual LLC	Unaudited Pro forma C Corp with tax accrual
	2024	2024	2023	2023
Total assets	$5,082,549	$5,082,549	$9,705,529	$9,705,529
Liabilities and Stockholders’ Equity
Current Liabilities:
Corporate taxes payable	23,000	23,000	67,000	638,000
Related party loans	-	2,042,000	17,073	1,488,073
Total current liabilities	1,280,917	3,322,917	769,706	2,811,706
Total liabilities	1,909,191	3,951,191	910,269	2,952,269
Total Retained Earnings/ Members’ Capital	3,173,358	1,131,358	8,795,260	6,753,260
Total liabilities and stockholders’ equity/ members’ capital	$5,082,549	$5,082,549	$9,705,529	$9,705,529

	Actual	Unaudited Pro forma C Corp with tax accrual	Actual LLC	Unaudited Pro forma C Corp with tax accrual
	2024	2024	2023	2023
Income (loss) before income taxes	(2,268,282)	(2,268,282)	2,204,108	2,204,108
Provision for income taxes	25,366	25,366	23,000	594,000
Net income (loss)	$(2,293,648)	$(2,293,648)	$2,181,108	$1,610,108
Basic and diluted income per common share	$(0.87)	$(0.76)		$0.73
Weighted-average number of common shares outstanding	2,630,137	3,000,000		3,000,000